Debt Instruments at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2020
Debt Instruments At Amortized Cost [Abstract]
Summary of Debt Instruments at Amortized Cost

As at December 31, 2020 and 2019, this account consists of:

	2020	2019
	(in million pesos)
Time deposit	1,153	—
GT Capital Bond	—	150
	1,153	150
Less: Current portion of debt instrument at amortized cost (Note 28)	—	150
Noncurrent portion of debt instrument at amortized cost (Note 28)	1,153	—